Grandeur Peak International Opportunities Fund	Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.98%
Argentina — 1.13%
Globant S.A.(a)	29,268	$5,698,772

Australia — 1.70%
Fiducian Group Ltd	116,341	564,474
Imdex Ltd	1,386,875	2,083,526
Johns Lyng Group Ltd	692,006	2,703,297
PeopleIN Ltd	858,091	508,965
Pinnacle Investment Management Group	250,498	2,704,125
		8,564,387
Belgium — 2.84%
Melexis NV	89,020	7,764,727
Warehouses De Pauw CVA(a)	88,937	2,410,538
X-Fab Silicon Foundries S.E.(a)(b)(c)	639,845	4,095,597
		14,270,862
Brazil — 1.91%
Armac Locacao Logistica E Servicos SA	1,280,000	1,984,900
Locaweb Servicos de Internet S(a)(b)(c)	2,320,200	1,801,022
Patria Investments Limited(a)	287,046	3,734,468
Vinci Partners Invest Ltd	183,667	2,071,764
		9,592,154
Canada — 2.13%
Aritzia Inc(a)	161,401	5,297,507
Descartes Systems Group, Inc. (The)(a)	10,200	1,037,301
Foran Mining Corp(a)	651,400	1,830,438
Richelieu Hardware, Ltd.(a)	86,436	2,552,804
		10,718,050
China — 5.41%
Adicon Holdings Ltd(a)	1,856,500	2,243,140
Centre Testing Int	1,778,600	2,841,067
Hangzhou Robam Appliances Co L	756,677	2,273,646
Man Wah Holdings Limited(a)	4,669,500	2,754,072
Shanghai Hanbell Precise Machi	1,152,700	2,922,415
Silergy Corp	753,996	10,465,124
Suofeiya Home Collection Co., Ltd., CLASS A	620,100	1,214,348
Yum China Holdings Inc	81,900	2,472,476
		27,186,288
Colombia — 0.52%
Parex Resources, Inc.(a)	174,306	2,614,375

Finland — 0.30%
Revenio Group Oyj	49,124	1,528,119

France — 4.66%
Antin Infrastructure Partners	141,072	1,910,603
bioMerieux SA	31,849	3,362,736
Neurones SA	64,623	2,945,997
Planisware SAS(a)	66,707	2,012,767
Thermador Groupe	39,765	3,283,379
Virbac SA	25,995	9,900,982
		23,416,464
Germany — 6.24%
Atoss Software AG	29,708	4,381,802

	Shares	Fair Value
COMMON STOCKS — 97.98% (continued)
Germany — 6.24% (continued)
Dermapharm Holding SE	165,476	$6,342,289
Elmos Semiconductor AG(a)	59,451	4,862,202
Mensch und Maschine Software S	78,975	5,139,575
Nexus AG	73,646	4,418,529
QIAGEN N.V.	74,172	3,299,912
Stabilus SE	60,090	2,942,135
		31,386,444
Hong Kong — 0.97%
Techtronic Industries Co Limited(a)	382,500	4,898,548

India — 4.22%
Cera Sanitaryware Ltd	28,761	3,074,012
Five-Star Business(a)	335,990	3,042,447
Gulf Oil Lubricants India Ltd.	161,771	2,337,206
IndiaMart InterMesh Ltd(b)(c)	114,694	4,040,310
Indigo Paints Ltd	162,298	2,908,123
Motherson Sumi Wiring India Lt	2,715,755	2,400,747
SJS Enterprises Ltd(a)	325,813	3,390,614
		21,193,459
Indonesia — 2.00%
Ace Hardware Indonesia Tbk P.T.	52,125,900	2,565,818
Avia Avian Tbk PT	26,810,800	794,760
Bank BTPN Syariah Tbk PT	17,877,500	1,253,404
Selamat Sempurna Tbk PT	22,276,900	2,822,290
Ultrajaya Milk Industry & Trad	21,448,900	2,598,667
		10,034,939
Ireland — 0.69%
Uniphar PLC(a)	1,230,840	3,475,420

Italy — 2.76%
Interpump Group SpA	134,705	5,845,098
Recordati SpA(a)	68,948	3,755,787
Sesa SpA	38,842	4,270,504
		13,871,389
Japan — 18.10%
Amvis Holdings Inc	182,400	3,175,895
Atrae Inc(a)	183,100	1,065,085
BayCurrent Consulting, Inc.	376,100	11,579,020
Beenos Inc	112,700	1,913,967
Carenet, Inc. NPV	310,300	1,132,633
Central Automotive NPV(a)	41,900	1,385,247
Charm Care Corp KK	480,900	4,944,883
Comture Corp	190,200	2,391,226
Create SD Holdings Co Ltd	115,500	2,591,649
CrowdWorks Inc(a)	381,500	2,588,200
Cyber Security Cloud Inc(a)	138,400	2,016,788
eGuarantee Inc	184,100	1,802,442
F&M Co Ltd	99,800	1,081,665
FP Partner Inc(a)	77,600	1,603,787
gremz Inc	153,100	2,462,893
Hennge KK(a)	406,300	2,889,530
Insource Co Ltd	687,800	4,033,582
Integral Corp(a)	271,400	7,394,888

Grandeur Peak International Opportunities Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 97.98% (continued)
Japan — 18.10% (continued)
Japan Elevator Service Holdings Company Ltd.	122,000	$2,251,488
Kitz Corp(a)	362,500	2,671,695
MarkLines Company Ltd.(a)	257,900	5,151,213
Medley Inc(a)	136,400	3,724,995
Monotaro Company, Ltd.	211,700	2,992,895
Prestige International Inc	725,100	3,442,820
Sun* Inc(a)	400,300	2,450,174
Synchro Food Co Ltd(a)	643,100	2,125,051
ULS Group Inc	59,900	1,970,795
User Local inc	110,100	1,509,702
Visional Inc(a)	69,600	3,675,013
Yakuodo Holdings Company Limited	156,800	2,949,648
		90,968,869
Luxembourg — 0.46%
Sword Group	62,260	2,308,131

Mexico — 1.80%
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR(a)	64,778	1,903,178
Corp Inmobiliaria Vesta SAB de	468,200	1,371,922
Grupo Financiero Banorte SAB de CV	366,300	2,750,873
Regional SAB de cv(a)	416,500	3,019,664
		9,045,637
Netherlands — 1.22%
Aalberts N.V.(a)	52,682	2,015,528
CVC Capital Partners PLC(a)	70,843	1,331,327
Redcare Pharmacy N.V.(a)	18,700	2,800,975
		6,147,830
Norway — 0.99%
Bouvet ASA	326,244	1,896,034
SmartCraft ASA(a)	1,096,804	3,076,555
		4,972,589
Philippines — 1.59%
Century Pacific Food, Inc.	3,287,200	1,947,112
Puregold Price Club, Inc.	5,699,000	2,571,621
Robinsons Land Corporation	6,921,100	1,756,115
Wilcon Depot Inc	5,738,600	1,721,879
		7,996,727
Poland — 1.43%
Dino Polska SA(a)(b)(c)	54,416	4,836,204
Inter Cars SA	19,003	2,366,026
		7,202,230
Singapore — 1.05%
iFast Corporation	319,000	1,790,106
Riverstone Holdings Ltd.(a)	4,905,300	3,504,210
		5,294,316
South Korea — 2.00%
Eo Technics Co Ltd(a)	20,900	2,720,961
Leeno Industrial Inc.(a)	21,991	3,257,000
Segyung Hitech Co Ltd	431,165	2,394,382
Solum Co Ltd(a)	126,231	1,675,055
		10,047,398

	Shares	Fair Value
COMMON STOCKS — 97.98% (continued)
Sweden — 4.75%
AddTech AB	106,965	$3,452,779
Beijer Alma AB	115,687	2,371,267
Knowit AB	151,773	2,313,667
Lifco AB, Class B	62,004	1,840,048
Nibe Industrier A.B.	538,104	2,365,340
Sdiptech AB(a)	152,456	4,670,080
Swedencare AB	447,317	1,935,751
Swedish Logistic(a)	805,859	2,861,607
Vimian Group AB(a)	645,261	2,048,697
		23,859,236
Taiwan — 3.39%
BizLink Holding, Inc.	150,264	1,761,012
M3 Technology Inc	596,000	2,299,102
Sinbon Electronics Co., Limited(a)	398,000	4,015,842
Sporton International, Inc.(a)	1,148,338	7,909,497
Wistron Information Technology	284,312	1,033,497
		17,018,950
United Kingdom — 20.01%
AB Dynamics PLC	65,213	1,651,302
Advanced Medical Solutions Group plc	553,358	1,749,715
B & M European Value Retail SA	2,560,390	15,416,379
CVS Group plc	595,836	8,769,112
Diploma plc	120,604	6,894,564
Endava plc - ADR(a)	86,325	2,750,314
Foresight Group Holdings Ltd	829,955	5,568,664
FRP Advisory Group PLC	1,353,390	2,261,205
GlobalData PLC	847,904	2,343,210
Halma plc(a)	88,036	3,012,909
Impax Asset Management Group P	728,139	3,811,940
Intermediate Capital Group PLC	137,060	3,868,196
JTC plc(b)(c)	893,122	12,070,796
Marlowe plc(a)	644,209	3,645,284
Petershill Partners PLC(a)	1,152,782	3,276,499
Pets at Home Group PLC	736,517	2,904,451
Softcat PLC(a)	236,571	4,948,564
Volution Group PLC	1,963,410	13,825,343
YouGov PLC(a)	307,946	1,828,700
		100,597,147
United States — 1.42%
GQG Partners Inc	1,835,727	3,582,793
JFrog Ltd.(a)	92,210	3,555,618
		7,138,411
Vietnam — 2.29%
Asia Commercial Bank JSC	3,258,180	3,171,280
FPT Corp	697,177	3,560,325
Vietnam Technological & Comm Joint-stock Bank(a)	5,188,646	4,784,330
		11,515,935
Total Common Stocks (Cost $416,723,983)		492,563,076

Grandeur Peak International Opportunities Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

Total Common Stocks/ Investments — 97.98%
(Cost $416,723,983)	$492,563,076

Other Assets in Excess of Liabilities — 2.02%	10,137,662

NET ASSETS — 100.00%	$502,700,738

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total aggregate market value of $26,843,929, representing 5.34% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of these securities was $26,843,929, representing 5.34% of net assets.

Sector Composition (July 31, 2024)
Technology	25.4%
Industrials	18.1%
Financials	15.0%
Consumer Discretionary	12.2%
Health Care	11.7%
Consumer Staples	7.1%
Communications	3.5%
Real Estate	2.0%
Materials	2.0%
Energy	0.5%
Utilities	0.5%
Other Assets in Excess of Liabilities	2.0%
Total	100%

Industry Composition (July 31, 2024)
It Services	9.3%
Application Software	5.2%
Private Equity	4.8%
Specialty & Generic Pharma	4.0%
Comml & Res Bldg Equipment & Sys	3.8%
Food & Drug Stores	3.1%
Investment Management	3.1%
Mass Merchants	3.1%
Banks	3.0%
Semiconductor Devices	3.0%
Wealth Management	2.8%
Electronics Components	2.7%
Flow Control Equipment	2.7%
Other Commercial Support Services	2.6%
Health Care Services	2.4%
Internet Media & Services	2.3%
Auto Parts	2.1%
Industrial Wholesale & Rental	2.1%
Professional Services	1.8%
Technology Distributors	1.7%
Health Care Facilities	1.6%
Other Machinery & Equipment	1.6%
Home Products Stores	1.5%
Life Science & Diagnostics	1.3%
Specialty Technology Hardware	1.3%
Industrial Owners & Developers	1.2%
Specialty Chemicals	1.2%
Online Marketplace	1.2%
Building Products	1.1%
Specialty Apparel Stores	1.1%
Health Care Supplies	1.0%
Other Spec Retail - Discr	1.0%
Other Industries (each less than 1%)	17.3%
Other Assets in Excess of Liabilities	2.0%
Total	100%